Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance

This disclosure regarding executive compensation for our CEO and other NEOs has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation
S-K
under the Exchange Act and does not necessarily reflect value actually realized by the NEOs or how the committee evaluates compensation decisions in light of company or individual performance. For discussion of how the committee seeks to align pay with performance when making compensation decisions, please review the “Compensation Discussion and Analysis” section beginning on page 21.

Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment based on(3)		Net Income ($ Millions)	Performance Relative to the XOP (%)(4)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	18,036,267	15,284,334	7,585,223	6,104,292	214.51	172.04	3,152	(5.5)%
2023	16,750,203	17,063,248	6,419,046	6,057,553	229.38	189.60	1,738	(0.6)%
2022	14,042,178	53,284,794	5,394,542	16,672,001	222.88	194.33	2,447	48.7%
2021	12,408,198	19,398,601	4,903,501	6,555,430	114.85	113.89	890	(24.6)%
2020	11,147,723	4,863,722	5,648,735	2,626,215	80.81	60.80	(2,839)	17.1%
(1)	John Hess was our CEO for each year presented. Each of Messrs. Hill, Goodell, and Rielly and Ms. Lowery-Yilmaz comprised the Non-CEO NEOs for each year presented.

(2)
The calculation of Compensation Actually Paid reflects certain adjustments (deductions and increases) to the Total Compensation that is reflected in the Summary Compensation Table for the CEO and the
Non-CEO
NEOs as set forth below:

	2024		2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total Compensation	18,036,267	7,585,223	16,750,203	6,419,046	14,042,178	5,394,542	12,408,198	4,903,501	11,147,723	5,648,735
Deduction for amounts reported under Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable fiscal year (“FY”)	(12,075,036)	(3,983,786)	(11,500,069)	(3,793,797)	(10,000,039)	(3,262,506)	(8,500,056)	(2,762,528)	(8,499,980)	(2,887,523)
Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested and outstanding as of applicable FY-end, determined as of applicable FY-end	11,388,206	3,757,188	13,434,034	4,096,490	18,133,777	5,565,366	7,112,128	2,320,886	10,897,989	3,498,999
Increase based on ASC 718 fair value of awards granted during applicable FY that vested during the same applicable FY, determined as of vesting date	—	—	—	—	—	—	—	—	—	—
Increase/Deduction for awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to applicable FY-end	(2,762,584)	(699,272)	168,976	133,118	24,787,403	7,362,923	4,642,939	1,241,801	(4,383,791)	(1,396,591)
Increase/Deduction for awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	63,492	45,166	(2,492,658)	(816,476)	5,774,428	1,601,852	3,697,387	906,941	(4,556,992)	(1,149,908)

	2024		2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Deduction for change in the actuarial present values reported under the change in pension value and nonqualified deferred compensation earnings column of the summary compensation table for applicable FY	—	(934,656)	—	(248,715)	—	(293,347)	—	(398,257)	—	(1,481,594)
Increase for service cost during applicable FY for pension plans	633,989	334,429	702,762	267,887	547,047	303,171	38,004	343,085	258,773	394,097
Total Adjustments	(2,751,933)	(1,480,931)	313,045	(361,493)	39,242,616	11,277,459	6,990,402	1,651,928	(6,284,001)	(3,022,520)
Compensation Actually Paid	15,284,334	6,104,292	17,063,248	6,057,553	53,284,794	16,672,001	19,398,601	6,555,430	4,863,722	2,626,215
The amounts shown above for Compensation Actually Paid do not represent the value of cash and shares of the company’s common stock received by NEOs during the year, but rather are amounts that are calculated in accordance with the SEC rules and include, among other things, year-over-year changes in the value of unvested equity-based awards. Fair value or change in fair value, as applicable, of equity awards was determined in accordance with ASC 718 and the methodology required by Item 402(v) of Regulation
S-K.
Changes in actuarial present values are equal to the service costs incurred during the relevant period. No prior service costs were incurred during the relevant period.

(3)
The Peer Group TSR set forth in this table utilizes the peer group that we disclosed in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our annual report for 2024, which was the same peer group we disclosed in 2023, and was based on the peer group companies listed in the company’s 2024 annual proxy statement but excludes Pioneer Natural Resources Co. and Marathon Oil Company because they were acquired during 2024 (the “Proxy Peer Group”):

Proxy Peer Group
APA Corporation
ConocoPhillips
Coterra Energy Inc.
Devon Energy Corporation
EOG Resources, Inc.
EQT Corporation
Murphy Oil Corporation
Occidental Petroleum Corporation
The comparison assumes $100 was invested for the period starting December 31, 2019 and through the end of the listed year in the company and in the Proxy Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(4)
PSUs that were awarded in 2023 will be earned based on the compound annual growth rate (“CAGR”) of the company’s TSR for the three-year performance period ending December 31, 2025 compared to the CAGR of the XOP Total Return Index (the “XOP”) during the same period, subject to a performance modifier based on the relative performance of the S&P 500 Total Return Index. Payouts, if any, will occur following the committee’s certification of performance results in 2026 upon the completion of the three-year performance period. Historically, PSUs awarded to our CEO and our
Non-CEO
NEOs were the largest portion of their total compensation. For 2024 LTI grants, the committee determined to utilize only restricted stock awards because the pending merger with Chevron would disrupt the typical three year performance period associated with our PSUs. However, we continued to select our relative one-year
TSR performance compared to that of the XOP as the Company Selected Measure for 2024 because changes in the value of outstanding and unvested 2023 PSU awards account for the largest performance-based portion of Compensation Actually Paid during a given year. The table below under the heading “Description of Relationship Between Compensation Actually Paid and the Relative Performance of Our
One-Year
TSR Compared to the XOP” shows the performance of our
one-year
relative TSR as compared to the XOP. TSR was calculated assuming dividend reinvestment during the year and using the closing price on the first and last trading days of each year.

Company Selected Measure Name	Performance Relative to the XOP
Named Executive Officers, Footnote	Each of Messrs. Hill, Goodell, and Rielly and Ms. Lowery-Yilmaz comprised the Non-CEO NEOs for each year presented.
Peer Group Issuers, Footnote
(3)
The Peer Group TSR set forth in this table utilizes the peer group that we disclosed in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our annual report for 2024, which was the same peer group we disclosed in 2023, and was based on the peer group companies listed in the company’s 2024 annual proxy statement but excludes Pioneer Natural Resources Co. and Marathon Oil Company because they were acquired during 2024 (the “Proxy Peer Group”):

Proxy Peer Group
APA Corporation
ConocoPhillips
Coterra Energy Inc.
Devon Energy Corporation
EOG Resources, Inc.
EQT Corporation
Murphy Oil Corporation
Occidental Petroleum Corporation
The comparison assumes $100 was invested for the period starting December 31, 2019 and through the end of the listed year in the company and in the Proxy Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 18,036,267	$ 16,750,203	$ 14,042,178	$ 12,408,198	$ 11,147,723
PEO Actually Paid Compensation Amount	$ 15,284,334	17,063,248	53,284,794	19,398,601	4,863,722
Adjustment To PEO Compensation, Footnote
(2)
The calculation of Compensation Actually Paid reflects certain adjustments (deductions and increases) to the Total Compensation that is reflected in the Summary Compensation Table for the CEO and the
Non-CEO
NEOs as set forth below:

	2024		2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total Compensation	18,036,267	7,585,223	16,750,203	6,419,046	14,042,178	5,394,542	12,408,198	4,903,501	11,147,723	5,648,735
Deduction for amounts reported under Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable fiscal year (“FY”)	(12,075,036)	(3,983,786)	(11,500,069)	(3,793,797)	(10,000,039)	(3,262,506)	(8,500,056)	(2,762,528)	(8,499,980)	(2,887,523)
Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested and outstanding as of applicable FY-end, determined as of applicable FY-end	11,388,206	3,757,188	13,434,034	4,096,490	18,133,777	5,565,366	7,112,128	2,320,886	10,897,989	3,498,999
Increase based on ASC 718 fair value of awards granted during applicable FY that vested during the same applicable FY, determined as of vesting date	—	—	—	—	—	—	—	—	—	—
Increase/Deduction for awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to applicable FY-end	(2,762,584)	(699,272)	168,976	133,118	24,787,403	7,362,923	4,642,939	1,241,801	(4,383,791)	(1,396,591)
Increase/Deduction for awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	63,492	45,166	(2,492,658)	(816,476)	5,774,428	1,601,852	3,697,387	906,941	(4,556,992)	(1,149,908)

	2024		2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Deduction for change in the actuarial present values reported under the change in pension value and nonqualified deferred compensation earnings column of the summary compensation table for applicable FY	—	(934,656)	—	(248,715)	—	(293,347)	—	(398,257)	—	(1,481,594)
Increase for service cost during applicable FY for pension plans	633,989	334,429	702,762	267,887	547,047	303,171	38,004	343,085	258,773	394,097
Total Adjustments	(2,751,933)	(1,480,931)	313,045	(361,493)	39,242,616	11,277,459	6,990,402	1,651,928	(6,284,001)	(3,022,520)
Compensation Actually Paid	15,284,334	6,104,292	17,063,248	6,057,553	53,284,794	16,672,001	19,398,601	6,555,430	4,863,722	2,626,215

Non-PEO NEO Average Total Compensation Amount	$ 7,585,223	6,419,046	5,394,542	4,903,501	5,648,735
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,104,292	6,057,553	16,672,001	6,555,430	2,626,215
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The calculation of Compensation Actually Paid reflects certain adjustments (deductions and increases) to the Total Compensation that is reflected in the Summary Compensation Table for the CEO and the
Non-CEO
NEOs as set forth below:

	2024		2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total Compensation	18,036,267	7,585,223	16,750,203	6,419,046	14,042,178	5,394,542	12,408,198	4,903,501	11,147,723	5,648,735
Deduction for amounts reported under Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable fiscal year (“FY”)	(12,075,036)	(3,983,786)	(11,500,069)	(3,793,797)	(10,000,039)	(3,262,506)	(8,500,056)	(2,762,528)	(8,499,980)	(2,887,523)
Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested and outstanding as of applicable FY-end, determined as of applicable FY-end	11,388,206	3,757,188	13,434,034	4,096,490	18,133,777	5,565,366	7,112,128	2,320,886	10,897,989	3,498,999
Increase based on ASC 718 fair value of awards granted during applicable FY that vested during the same applicable FY, determined as of vesting date	—	—	—	—	—	—	—	—	—	—
Increase/Deduction for awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to applicable FY-end	(2,762,584)	(699,272)	168,976	133,118	24,787,403	7,362,923	4,642,939	1,241,801	(4,383,791)	(1,396,591)
Increase/Deduction for awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	63,492	45,166	(2,492,658)	(816,476)	5,774,428	1,601,852	3,697,387	906,941	(4,556,992)	(1,149,908)

	2024		2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Deduction for change in the actuarial present values reported under the change in pension value and nonqualified deferred compensation earnings column of the summary compensation table for applicable FY	—	(934,656)	—	(248,715)	—	(293,347)	—	(398,257)	—	(1,481,594)
Increase for service cost during applicable FY for pension plans	633,989	334,429	702,762	267,887	547,047	303,171	38,004	343,085	258,773	394,097
Total Adjustments	(2,751,933)	(1,480,931)	313,045	(361,493)	39,242,616	11,277,459	6,990,402	1,651,928	(6,284,001)	(3,022,520)
Compensation Actually Paid	15,284,334	6,104,292	17,063,248	6,057,553	53,284,794	16,672,001	19,398,601	6,555,430	4,863,722	2,626,215

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our
Non-CEO
NEOs, the company’s cumulative TSR over the five most recently completed fiscal years and the Proxy Peer Group’s TSR over the same five-year period.
Our LTI compensation represents the largest portion of our executive officers’ target total direct compensation package, and historically a substantial portion consisted of PSUs that are earned based on our relative TSR performance over a three year period. For 2024 LTI grants, the committee determined to utilize only restricted stock awards because the pending merger with Chevron would disrupt the typical three year performance period associated with our PSUs. As a result of this emphasis in our compensation program on LTI compensation, Compensation Actually Paid to our CEO and the average of Compensation Actually Paid to our
Non-CEO
NEOs was aligned with our TSR performance over five most recently completed fiscal years. During that period, our cumulative TSR has generally aligned with or outperformed that of Proxy Peer Group, as shown in the graph below.

Compensation Actually Paid vs. Net Income
Description of Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our
Non-CEO
NEOs, and our net income during the five most recently completed fiscal years. Payouts under the company’s cash incentive and LTI programs were historically determined based on attainment of pre-established
metrics and therefore highly sensitive to stockholder returns and our operational and strategic performance. For 2024 LTI grants, the committee determined to utilize only restricted stock awards because the pending merger with Chevron would disrupt the typical three year performance period associated with our PSUs. As a result, while net income was not a specified metric under the company’s cash incentive and LTI programs, changes to our net income over the five most recently completed fiscal years aligns with the Compensation Actually Paid to our CEO and the average of Compensation Actually Paid to our
Non-CEO
NEOs.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between Compensation Actually Paid and the Relative Performance of Our
One-Year
TSR Compared to the XOP
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our
Non-CEO
NEOs, and the relative performance of our
one-year
TSR compared to that of the XOP during each of the five most recently completed fiscal years, which we selected as the Company Selected Measure. As described in footnote 4 above, PSUs awarded to our CEO and our
Non-CEO
NEOs are a substantial portion of their total compensation awarded prior to 2024 and significantly impacted 2024 Compensation Actually Paid due to changes in value of outstanding and unvested 2023 PSU awards. From 2020 to 2022, payouts under our PSUs were tied to the ranking of our three-year TSR performance compared to our Proxy Peer Group, which are included in the XOP together with other oil and gas E&P companies. In addition, for 2024, the committee determined to utilize only restricted stock awards because the pending merger with Chevron would disrupt the typical three year performance period associated with our PSUs. As a result, Compensation Actually Paid to our CEO and the average of Compensation Actually Paid to our
Non-
CEO
NEOs may not fully align with our
one-year
TSR performance compared to the XOP.

Total Shareholder Return Vs Peer Group
Description of Relationship Between Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our
Non-CEO
NEOs, the company’s cumulative TSR over the five most recently completed fiscal years and the Proxy Peer Group’s TSR over the same five-year period.
Our LTI compensation represents the largest portion of our executive officers’ target total direct compensation package, and historically a substantial portion consisted of PSUs that are earned based on our relative TSR performance over a three year period. For 2024 LTI grants, the committee determined to utilize only restricted stock awards because the pending merger with Chevron would disrupt the typical three year performance period associated with our PSUs. As a result of this emphasis in our compensation program on LTI compensation, Compensation Actually Paid to our CEO and the average of Compensation Actually Paid to our
Non-CEO
NEOs was aligned with our TSR performance over five most recently completed fiscal years. During that period, our cumulative TSR has generally aligned with or outperformed that of Proxy Peer Group, as shown in the graph below.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our CEO and
Non-CEO
NEOs for 2024 to company performance.

Performance Measures	Other Considerations
•
Relative TSR
is a metric under our outstanding PSU program for awards granted in 2023 to effectively measure our performance compared to XOP and the S&P 500 Total Return Index over a three-year period.
•
Controllable Production
is a metric under our AIP tied to our annual financial results and is the primary output of our E&P investments.
•
Capital and Exploratory Spend
is a metric under our AIP aligned to sustainability and profitability of our business.
•
Controllable Operated Cash Costs
is a metric under our AIP tied to our annual financial results to manage expenses and maximize cash margin.

The measures in this table are not ranked. For additional details regarding these performance measures, please see “Compensation Discussion and Analysis” section beginning on page 21. In addition to the performance measures listed here, the committee also considers environment, health and safety goals that are included in our AIP and underscore the importance of sustainability, health and safety and its integration into our strategy and operations, incentivizing management to continue to build on our industry leading performance in these areas. Furthermore, in 2024, the committee included a strategic modifier based on five evaluation themes that were determined at the beginning of the year and assessed in early 2024 based on a comprehensive review of performance against each theme: strategy execution; capital allocation and risk management; social responsibility and stakeholder engagement; culture, people and leadership; and environment and sustainability. The committee also assesses individual performance based on goals set at the beginning of each year, specific to each NEO, as described in “Assessment of Individual Performance” beginning on page 34.

Total Shareholder Return Amount	$ 214.51	229.38	222.88	114.85	80.81
Peer Group Total Shareholder Return Amount	172.04	189.6	194.33	113.89	60.8
Net Income (Loss)	$ 3,152,000,000	$ 1,738,000,000	$ 2,447,000,000	$ 890,000,000	$ (2,839,000,000)
Company Selected Measure Amount	(5.5)	(0.6)	48.7	(24.6)	17.1
PEO Name	John Hess
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Controllable Production
Measure:: 3
Pay vs Performance Disclosure
Name	Capital and Exploratory Spend
Measure:: 4
Pay vs Performance Disclosure
Name	Controllable Operated Cash Costs
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	633,989	702,762	547,047	38,004	258,773
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,751,933)	313,045	39,242,616	6,990,402	(6,284,001)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,075,036)	(11,500,069)	(10,000,039)	(8,500,056)	(8,499,980)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,388,206	13,434,034	18,133,777	7,112,128	10,897,989
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,762,584)	168,976	24,787,403	4,642,939	(4,383,791)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,492	(2,492,658)	5,774,428	3,697,387	(4,556,992)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(934,656)	(248,715)	(293,347)	(398,257)	(1,481,594)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	334,429	267,887	303,171	343,085	394,097
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,480,931)	(361,493)	11,277,459	1,651,928	(3,022,520)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,983,786)	(3,793,797)	(3,262,506)	(2,762,528)	(2,887,523)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,757,188	4,096,490	5,565,366	2,320,886	3,498,999
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(699,272)	133,118	7,362,923	1,241,801	(1,396,591)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,166	$ (816,476)	$ 1,601,852	$ 906,941	$ (1,149,908)